Annual Total Returns - Fidelity® SAI Small-Mid Cap 500 Index Fund [BarChart] - 07.31 Fidelity SAI Small-Mid Cap 500 Index Fund PRO-08 - Fidelity® SAI Small-Mid Cap 500 Index Fund	Sep. 29, 2020
Bar Chart Table:
Annual Return, Inception Date	Aug. 12, 2015
Fidelity SAI Small-Mid Cap 500 Index Fund-Default
Bar Chart Table:
Annual Return 2016	14.62%
Annual Return 2017	18.40%
Annual Return 2018	(9.25%)
Annual Return 2019	29.53%